Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 163,339	$ 449,524
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	63,142,969	55,181,165
Common stock, shares outstanding	63,142,969	55,181,165